Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 28, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Carried at Fair Value
Financial instruments carried at fair value were as follows:

	June 28, 2020				June 30, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$199.9	$—	$—	$199.9	$95.0	$—	$—	$95.0
Corporate bonds	—	—	—	—	—	15.0	—	15.0
U.S. agency securities	—	19.6	—	19.6	—	18.8	—	18.8
U.S. treasury securities	19.0	—	—	19.0	2.5	—	—	2.5
Certificates of deposit	—	54.3	—	54.3	—	105.8	—	105.8
Commercial paper	—	11.1	—	11.1	—	1.0	—	1.0
Total cash equivalents	218.9	85.0	—	303.9	97.5	140.6	—	238.1
Short-term investments:
Municipal bonds	—	132.0	—	132.0	—	78.5	—	78.5
Corporate bonds	—	480.1	—	480.1	—	257.0	—	257.0
U.S. agency securities	—	29.1	—	29.1	—	25.6	—	25.6
U.S. treasury securities	52.9	—	—	52.9	92.5	—	—	92.5
Certificates of deposit	—	83.3	—	83.3	—	63.2	—	63.2
Commercial paper	—	11.0	—	11.0	—	7.8	—	7.8
Variable rate demand note	—	2.5	—	2.5	—	16.9	—	16.9
Total short-term investments	52.9	738.0	—	790.9	92.5	449.0	—	541.5
Other long-term investments:
Common stock of non-U.S. corporations	—	55.9	—	55.9	—	39.5	—	39.5
Total assets	$271.8	$878.9	$—	$1,150.7	$190.0	$629.1	$—	$819.1